[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Investor Funds, Inc. (the “Fund”)
(File Nos. 033-54016 and 811-07326)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 33 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2015 (Accession # 0001193125-15-160978).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan